As filed with the Securities and Exchange Commission on February 27, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
DoubleLine Funds Trust
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

DoubleLine Selective Credit Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 1.0%
250,000	Babson Ltd., Series 2014-3A-E2	6.73%	#^	01/15/2026	246,018
250,000	ING Ltd., Series 2013-1A-D	5.23%	#^	04/15/2024	226,363
250,000	Marea Ltd., Series 2012-1A-E	6.33%	#^	10/16/2023	243,298
250,000	Octagon Investment Partners Ltd., Series 2014-1A-D	6.83%	#^	11/14/2026	246,339
250,000	Octagon Investment Partners Ltd., Series 2014-1A-E2	7.04%	#^	11/22/2025	247,135
250,000	Octagon Investment Partners Ltd., Series 2014-1A-F	6.59%	#^	11/22/2025	219,571
Total Collateralized Loan Obligations (Cost $1,444,775)					1,428,724

Non-Agency Commercial Mortgage Backed Obligations - 4.7%
500,000	BAMLL Commercial Mortgage Securities Trust, Series 2011-07C1-A3B	5.38%	^	12/15/2016	524,970
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	509,934
250,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	259,753
500,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH-B	2.00%	#^	12/15/2027	501,802
250,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	255,319
250,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.72%	#	08/10/2047	263,252
500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-E	2.51%	#^	06/11/2027	497,682
250,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.66%	#^	06/11/2027	249,429
150,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.52%	#	04/10/2038	154,293
500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	519,546
250,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.07%	#	02/12/2051	263,882
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%		10/15/2047	252,698
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	339,398
250,000	Morgan Stanley Capital, Inc., Series 2005-HQ7-AJ	5.20%	#	11/14/2042	255,864
740,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	766,682
500,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	#^	08/11/2029	507,873
500,000	Morgan Stanley Re-Remic Trust, Series 2010-GG10-A4B	5.80%	#^	08/15/2045	538,896
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $6,654,220)					6,661,273

Non-Agency Residential Collateralized Mortgage Obligations - 89.9%
3,350,946	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		11/25/2035	3,116,692
1,898,841	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	2,027,538
2,945,359	Countrywide Alternative Loan Trust, Series 2005-22T1-A5	5.50%		06/25/2035	2,576,241
4,694,227	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	4,496,173
716,464	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	700,077
3,369,278	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	2,948,145
3,025,253	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	2,590,140
7,650,892	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	6,597,594
2,613,817	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	2,201,699
2,017,698	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	1,739,141
2,137,244	Countrywide Alternative Loan Trust, Series 2007-J2-2A1	6.00%		07/25/2037	2,086,371
330,523	Countrywide Home Loans, Series 2006-10-1A11	5.85%		05/25/2036	302,773
2,105,652	Countrywide Home Loans, Series 2006-17-A6	6.00%		12/25/2036	1,917,956
4,420,182	Countrywide Home Loans, Series 2006-19-1A7	6.00%		01/25/2037	4,229,933
5,805,760	Countrywide Home Loans, Series 2006-9-A2	6.00%		05/25/2036	5,401,581
1,531,991	Countrywide Home Loans, Series 2007-4-1A10	6.00%		05/25/2037	1,392,344
1,061,705	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	935,713
4,899,115	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	4,741,864
1,768,970	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	1,321,166
2,846,293	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	2,514,953
2,558,140	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	2,148,541
955,996	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	801,040
6,083,994	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A4	6.25%		08/25/2037	4,811,727
720,612	First Horizon Asset Securities, Inc., Series 2006-1-1A2	6.00%		05/25/2036	701,919
4,752,464	First Horizon Asset Securities, Inc., Series 2007-3-A4	6.00%		06/25/2037	4,257,067
1,166,668	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	1,002,981
4,782,072	GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%		01/25/2037	4,550,782
4,389,977	HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	3,550,016
2,736,963	Impac Secured Assets Trust, Series 2006-5-1A1B	0.37%	#	02/25/2037	2,129,710
7,500,000	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	#	12/25/2036	6,170,152
883,251	JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	767,734
5,586,257	JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	4,877,065
900,102	MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75%		09/25/2034	903,222
1,205,579	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	980,256
2,659,442	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	2,275,299
2,444,462	Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	2,334,087
5,344,837	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	3,332,474
2,479,797	Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.00%	#	03/25/2047	1,905,191
970,372	PR Mortgage Loan Trust, Series 2014-1-APT	5.93%	#^	10/25/2049	980,173
979,939	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	733,784
3,344,551	Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	2,815,747
2,496,730	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	2,128,662
1,567,130	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	1,230,387
4,524,228	Residential Asset Mortgage Products, Inc., Series 2004-RZ2-AI5	5.98%	#	07/25/2034	4,375,596
2,972,238	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	2,736,029
266,785	Residential Funding Mortgage Securities Trust, Series 2005-S9-A11	6.25%		12/25/2035	260,680
350,000	Springleaf Mortgage Loan Trust, Series 2013-1A-B2	6.00%	#^	06/25/2058	369,851
350,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	#^	12/25/2065	358,863
5,923,715	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	5,101,059
648,742	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%	06/25/2037	614,038
2,959,640	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%	07/25/2037	2,699,742
1,755,683	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13-A2	6.25%	09/25/2037	1,781,404
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $127,426,495)				127,523,372

Short Term Investments - 9.2%
4,356,139	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.02%	♦	4,356,139
4,356,139	Fidelity Institutional Government Portfolio	0.01%	♦	4,356,139
4,356,139	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	♦	4,356,139
Total Short Term Investments (Cost $13,068,417)				13,068,417

Total Investments - 104.8% (Cost $148,593,907)				148,681,786
Liabilities in Excess of Other Assets - (4.8)%				(6,769,283)
NET ASSETS - 100.0%				$141,912,503

^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by DoubleLine Capital (the "Adviser"), unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At December 31, 2014, the value of these securities amounted to $8,473,216 or 6.0% of net assets.

#	Variable rate security. Rate disclosed as of December 31, 2014.
♦	Seven-day yield as of December 31, 2014

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows Ω:

Tax Cost of Investments	$148,593,907
Gross Tax Unrealized Appreciation	664,941
Gross Tax Unrealized Depreciation	(577,062)
Net Tax Unrealized Appreciation (Depreciation)	$87,879

Ω Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	89.9%
Short Term Investments	9.2%
Non-Agency Commercial Mortgage Backed Obligations	4.7%
Collateralized Loan Obligations	1.0%
Other Assets and Liabilities	(4.8)%
100.0%

Summary of Fair Value Disclosure
December 31, 2014 (Unaudited)

Security Valuation.  The Fund has adopted accounting principles generally accepted in the United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity's estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds and notes of government and government agencies	Standard inputs
Mortgage-backed; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.  As of December 31, 2014, the Fund did not hold any investments in private investment funds.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the "Board"). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee and the Pricing Group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value.

The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of December 31, 20141:

Category
Investments in Securities
Level 1
Money Market Funds	$13,068,417
Total Level 1	13,068,417
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	127,523,372
Non-Agency Commercial Mortgage Backed Obligations	6,661,273
Collateralized Loan Obligations	1,428,724
Total Level 2	135,613,369
Level 3	-
Total Level 3	-
Total	$148,681,786
See the Schedule of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Levels 1, 2 and 3 during the period ended December 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title) /s/ Ronald R. Redell
                                           Ronald R. Redell, President

Date   February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
                                           Ronald R. Redell, President

Date  February 26, 2015

By (Signature and Title) /s/ Susan Nichols
                                           Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date   February 26, 2015